Retirement Benefit Plans - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 259.6	$ 281.8	$ 271.5
Cost of revenue [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	157.8	177.8	175.3
Research and development expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	72.7	79.1	75.3
General and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	25.1	20.6	16.7
Marketing expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 4.0	$ 4.3	$ 4.2